INTANGIBLE ASSETS AND GOODWILL - Schedule of Finite-Lived and Indefinite-Lived Intangible Assets (Details) - Securitize, Inc. and Subsidiaries - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite Lived And Indefinite Lived [Line Items]
Gross Amount	$ 26,955,081	$ 26,955,081	$ 17,555,081
Accumulated Amortization	(6,921,366)	(6,398,782)	(4,560,394)
Net Carrying Value	20,033,715	20,556,299	12,994,687
Trade Names
Intangible Asset, Finite Lived And Indefinite Lived [Line Items]
Gross Amount	2,430,000	2,430,000	2,430,000
Accumulated Amortization	0	0	0
Net Carrying Value	2,430,000	2,430,000	2,430,000
Customer relationships
Intangible Asset, Finite Lived And Indefinite Lived [Line Items]
Gross Amount	24,164,931	24,164,931	14,764,931
Accumulated Amortization	(6,597,910)	(6,085,334)	(4,309,198)
Net Carrying Value	$ 17,567,021	$ 18,079,597	$ 10,455,733
Weighted- average Remaining Useful Lives (Years)	10 years 7 months 6 days	10 years 9 months 18 days	11 years 4 months 24 days
Trademarks
Intangible Asset, Finite Lived And Indefinite Lived [Line Items]
Gross Amount		$ 0
Accumulated Amortization		0
Net Carrying Value		$ 0
Weighted- average Remaining Useful Lives (Years)
Non-compete agreements
Intangible Asset, Finite Lived And Indefinite Lived [Line Items]
Gross Amount	$ 240,000	$ 240,000	$ 240,000
Accumulated Amortization	(225,333)	(221,333)	(183,111)
Net Carrying Value	$ 14,667	$ 18,667	$ 56,889
Weighted- average Remaining Useful Lives (Years)	3 months 18 days	4 months 24 days	9 months 18 days
Licenses
Intangible Asset, Finite Lived And Indefinite Lived [Line Items]
Gross Amount	$ 120,150	$ 120,150	$ 120,150
Accumulated Amortization	(98,123)	(92,115)	(68,085)
Net Carrying Value	$ 22,027	$ 28,035	$ 52,065
Weighted- average Remaining Useful Lives (Years)	10 months 24 days	1 year 2 months 12 days	2 years 2 months 12 days